Earnings(loss) per share	12 Months Ended
Dec. 31, 2025
Earnings(loss) per share
Earnings/(loss) per share

13. Earnings/(loss) per share

Basic and diluted earnings per share are calculated by dividing the profit/(loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 2,109,776,108, 12,745,069,737 and  75,471,592,326 for the years ended December 31, 2023, 2024 and 2025 respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share (the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares, from December 28, 2017, the right to receive forty-eight (48) Shares, from July 25, 2023, the right to receive four hundred and eighty (480) Shares, and from January 10, 2025, the right to receive six thousand (60,000) Shares,.

Computation of basic and diluted loss per share:

	2023 RMB’000	2024 RMB’000	2025 RMB’000
Net loss attributable to the equity holders of the Company - numerator for basic and diluted loss per share	(316,642)	(502,081)	(8,036)
Number of shares in thousands
Weighted average share outstanding - denominator for basic and diluted loss per share	2,109,776	12,745,070	75,471,592
Basic and diluted loss per share	(0.15)	(0.04)	(0.0001)